SENTINEL GROUP FUNDS, INC.




                                                              April 1, 1999

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

         Re:      Post-Effective Amendment No. 86 to the
                  Registration Statement on Form N-1A of
                  Sentinel Group Funds, Inc.
                  (File Nos. 2-10685 and 811-214)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Sentinel Group Funds, Inc. (the "Fund") hereby certifies that:

         (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 86 to the Fund's Registration Statement on Form N-1A; and

         (2)  the  text  of  Post-Effective  Amendment  No.  86 to  the  Fund's
Registration   Statement  on  Form  N-1A  was  filed  electronically  with  the
Securities and Exchange Commission on March 31, 1999.

                                                Very truly yours,

                                                SENTINEL GROUP FUNDS, INC.



                                                By:  /s/ D. Russell Morgan
                                                    -----------------------
                                                         Secretary


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